EQUITY BASED COMPENSATION - Phantom Awards (Details5) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-BASED COMPENSATION
Compensation expense		$ 300,000	$ 700,000
Phantom Awards
EQUITY-BASED COMPENSATION
Compensation expense	$ 0	$ 0